UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Albert D. Mason
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Albert Mason    Boston, MA     November 9, 2010
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 141
Form 13F Information Table Value Total: $433,276 (thousand)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

											VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER					TITLE OF CLASS		CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
AMP NZ Office Trust				COM			609327903	883	1622600	SH	Sole
Air Products & Chemicals Inc.			COM			009158106	5170	62420	SH	Sole
Alexandria Real Estate 8.375 Pfd C		PFD			015271406	1323	50900	SH	Sole
Amerigas Partners LP				UNIT LTD PARTN		030975106	4845	108120	SH	Sole
Anadarko Petroleum Corp.			COM			032511107	4886	85640	SH	Sole
Aptargroup, Inc					COM			038336103	5595	122515	SH	Sole
Automatic Data Processing Inc.			COM			053015103	5153	122600	SH	Sole
B & G Foods Inc.				COM			05508R106	1567	143525	SH	Sole
Bank of Ireland ADR				ADR			46267Q103	1	270	SH	Sole
Bemis Co. Inc.					COM			081437105	4602	144955	SH	Sole
Brady Corp.					COM			104674106	4563	156415	SH	Sole
Brandywine Realty Trust				COM			105368203	1	120	SH	Sole
Brandywine Realty Trust 7.5 Pfd C		PFD			105368401	4022	161915	SH	Sole
Buckeye Partners LP				UNIT LTD PARTN		118230101	7816	123090	SH	Sole
C.R. Bard Inc.					COM			067383109	1984	24370	SH	Sole
CBL & Associates Inc. 7.75 Pfd C		PFD			124830506	2918	119085	SH	Sole
CPL Resources PLC				COM			G4817M109	223	72010	SH	Sole
Cedar Shopping Centers 8.875 Pfd A		PFD			150602308	2935	113930	SH	Sole
Cherokee Inc.					COM			16444H102	22	1185	SH	Sole
ChinaEdu Corp. ADR				ADR			16945L107	670	96159	SH	Sole
Church & Dwight Co., Inc.			COM			171340102	1833	28225	SH	Sole
Clorox Co.					COM			189054109	4794	71810	SH	Sole
Colgate-Palmolive Co.				COM			194162103	6288	81805	SH	Sole
Cominar REIT					COM			199910100	5904	279355	SH	Sole
Commercial Vehicle Group Inc.			COM			202608105	5	450	SH	Sole
Corn Products International Inc.		COM			219023108	4498	119955	SH	Sole
Corporate Office Prop. Trust 7.5 Pfd H		PFD			22002T603	2306	90955	SH	Sole
DPL, Inc.					COM			233293109	4917	188170	SH	Sole
Deswell Industries Inc.				COM			250639101	14	4925	SH	Sole
Digital Realty 7.875 Pfd B			PFD			253868301	2099	82210	SH	Sole
Ecolab, Inc.					COM			278865100	5493	108260	SH	Sole
Emerson Electric Co.				COM			291011104	4954	94080	SH	Sole
Energias de Portugal, SA ADR			ADR			268353109	4	110	SH	Sole
Enerplus Resources Fund Trust			COM			29274D604	2506	97315	SH	Sole
Enterprise Products Partners LP			UNIT LTD PARTN		293792107	7658	193030	SH	Sole
Exxon Mobil Corp.				COM			30231G102	3470	56155	SH	Sole
Fabrinet 					COM			G3323L100	645	40800	SH	Sole
Ferrellgas Partners LP				UNIT LTD PARTN		315293100	5303	210120	SH	Sole
First Industrial Realty Trust 7.25 Pfd J	PFD			32054K798	1784	91650	SH	Sole
Fiserv Inc.					COM			337738108	5498	102160	SH	Sole
France Telecom SA ADR				ADR			35177Q105	2672	124090	SH	Sole
GMX Resources Inc. 9.25 Pfd B			PFD			38011M405	1406	61150	SH	Sole
General Electric Co.				COM			369604103	440	27105	SH	Sole
General Mills Inc.				COM			370334104	5619	153770	SH	Sole
Genworth MI Canada Inc.				COM			37252B953	257	10300	SH	Sole
Getty Realty Corp.				COM			374297109	4765	177610	SH	Sole
Gladstone Commercial Corp.			COM			376536108	2741	159710	SH	Sole
Gladstone Commercial Corp. 7.5 Pfd B		PFD			376536306	1747	70769	SH	Sole
Gladstone Commercial Corp. 7.75 Pfd A		PFD			376536207	1179	47567	SH	Sole
GlaxoSmithKline PLC ADR				ADR			37733W105	2435	61620	SH	Sole
Global Partners LP				UNIT LTD PARTN		37946R109	1631	65680	SH	Sole
Graco, Inc.					COM			384109104	4966	156510	SH	Sole
Grainger, WW Inc.				COM			384802104	5872	49300	SH	Sole
Grontmij NV-CVA					COM			N37558199	1336	66593	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR		ADR			400506101	1761	51125	SH	Sole
H.J. Heinz Co.					COM			423074103	1720	36300	SH	Sole
Heineken NV					COM			N39427211	553	10640	SH	Sole
Heineken NV ADR					ADR			423012202	5424	208900	SH	Sole
Highwood Properties 8 Pfd B			PFD			431284306	2203	85779	SH	Sole
Hormel Foods Corp.				COM			440452100	4351	97555	SH	Sole
Huaneng Power ADR				ADR			443304100	3977	160620	SH	Sole
Infosys Technologies Ltd. ADR			ADR			456788108	6217	92360	SH	Sole
Irish Life & Permanent Group (IRE)		COM			B59NF0903	7	3675	SH	Sole
Irish Life & Permanent Group (UK)		COM			B59NXW903	1	700	SH	Sole
Jacob Engineering Group				COM			469814107	4155	107375	SH	Sole
Johnson & Johnson				COM			478160104	5508	88895	SH	Sole
Kilroy Realty Corp. 7.8 Pfd E			PFD			49427F405	2895	114655	SH	Sole
Kimco Realty Corp. 7.75 Pfd G			PFD			49446R844	2107	82255	SH	Sole
Kinder Morgan Energy Partners LP		UNIT LTD PARTN		494550106	7836	114389	SH	Sole
Kinder Morgan Management			COM			49455U100	482	8001.41	SH	Sole
LBA Realty Fund II WBP Inc. 7.625 Pfd B		PFD			501777304	7967	442370	SH	Sole
Lakeview Hotel REIT A				COM			512223306	52	197100	SH	Sole
Lakeview Hotel REIT B				COM			512223108	32	123000	SH	Sole
Lanesborough REIT				COM			515555100	161	229950	SH	Sole
Lexington Realty Trust 8.05 Pfd B		PFD			529043200	1330	52775	SH	Sole
Liberty Property Trust				COM			531172104	2698	84580	SH	Sole
Logitech International SA ADR			ADR			H50430232	4177	239640	SH	Sole
Mack-Cali Realty Corp.				COM			554489104	2940	89870	SH	Sole
Marathon Oil Corp.				COM			565849106	4792	144771	SH	Sole
Marshall & Ilsley Corp.				COM			571837103	2	300	SH	Sole
McCormick & Co. Inc.				COM			579780206	4888	116280	SH	Sole
McDonald's Corp.				COM			580135101	6137	82365	SH	Sole
Mechel Open Joint Stock Co. ADR			ADR			583840103	3486	139995	SH	Sole
Mettler-Toledo International, Inc.		COM			592688105	7050	56650	SH	Sole
Monmouth REIT 7.625 Pfd A			PFD			609720206	25	1000	SH	Sole
Monmouth Real Estate Investment Corp.		COM			609720107	4374	559380	SH	Sole
NPB Cap Trust II 7.85 Pfd			PFD			62935R209	345	14185	SH	Sole
Narrowstep Inc.					COM			631082203	0	1000	SH	Sole
National Grid PLC ADS				ADR			636274300	5010	117230	SH	Sole
Norfolk & Southern Corp.			COM			655844108	7294	122570	SH	Sole
Novartis AG ADR					ADR			66987V109	6602	114475	SH	Sole
Old Second Cap Trust I 7.8 Pfd			PFD			680280104	526	121956	SH	Sole
Omnicom Group					COM			681919106	4036	102220	SH	Sole
Oneok Inc.					COM			682680103	368	8165	SH	Sole
Oneok Partners LP				UNIT LTD PARTN		68268N103	8567	114355	SH	Sole
PS Business Parks Inc. 7.375 Pfd O		PFD			69360J750	2818	109435	SH	Sole
Parker Hannafin					COM			701094104	4	50	SH	Sole
Parkway Properties Inc. 8 Pfd D			PFD			70159Q401	436	17375	SH	Sole
Paychex, Inc.					COM			704326107	4466	162465	SH	Sole
Peabody Energy Corp.				COM			704549104	5770	117735	SH	Sole
Pengrowth Energy Trust				COM			706902509	999	90300	SH	Sole
Penn Virginia Resources LP			UNIT LTD PARTN		707884102	3260	132250	SH	Sole
Penn West Energy Trust				COM			707885109	2637	131378	SH	Sole
PetroChina Ltd. ADS				ADR			71646E100	3954	33965	SH	Sole
Plains All American Pipeline LP			UNIT LTD PARTN		726503105	7231	114935	SH	Sole
Praxair, Inc.					COM			74005P104	5256	58235	SH	Sole
Primaris Retail REIT				COM			74157U950	5895	309805	SH	Sole
Prosperity Bancshares Inc.			COM			743606105	4457	137255	SH	Sole
Ramco Gershenson Properties Trust		COM			751452202	46	4270	SH	Sole
Realty Income Corp.				COM			756109104	3554	105385	SH	Sole
Realty Income Corp. 6.75 Pfd E			PFD			756109708	2531	99880	SH	Sole
Rostelecom Long Distance ADR			ADR			778529107	636	24250	SH	Sole
SNC-Lavalin Group Inc.				COM			78460T105	5177	100965	SH	Sole
Sanofi-Aventis ADR				ADR			80105N105	1683	50625	SH	Sole
Sasol Ltd. ADR					ADR			803866300	1974	44075	SH	Sole
Saul Centers 8 Pfd A				PFD			804395200	3287	129149	SH	Sole
Schneider Electric SA				COM			483410007	5371	42300	SH	Sole
Sherwin-Williams Co.				COM			824348106	4474	59540	SH	Sole
Sonic Automotive Inc				COM			83545G102	3	280	SH	Sole
St. Gobain					COM			738048909	1776	39860	SH	Sole
State Street Corp.				COM			857477103	4269	113345	SH	Sole
Sterling Bank Cap Trust III 8.3 Pfd		PFD			85915Q206	31	1300	SH	Sole
Sunoco Logistics Partners LP			UNIT LTD PARTN		86764L108	7645	97200	SH	Sole
TC Pipelines LP					UNIT LTD PARTN		87233Q108	7675	165067	SH	Sole
Teekay LNG Partners LP				UNIT LTD PARTN		Y8564M105	1837	57795	SH	Sole
Toronto Dominion Bank				COM			891160509	5636	77996	SH	Sole
Total SA ADR					ADR			89151E109	6111	118430	SH	Sole
Tullow Oil PLC					COM			015008907	6240	310835	SH	Sole
UMH Properties Inc.				COM			903002103	48	4510	SH	Sole
Urstadt Biddle Properties A			COM			917286205	2201	121730	SH	Sole
Urstadt Biddle Properties B			COM			917286106	421	26720	SH	Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD			917286502	2620	103355	SH	Sole
Vermilion Energy Trust				COM			923725956	2584	68650	SH	Sole
Vornado Realty Trust 6.625 Pfd G		PFD			929042802	514	20900	SH	Sole
Vornado Realty Trust 6.625 Pfd I		PFD			929042877	1939	78795	SH	Sole
Vornado Realty Trust 6.75 Pfd H			PFD			929042885	577	23195	SH	Sole
Weight Watchers International, Inc.		COM			948626106	2008	64390	SH	Sole
Weingarten Realty Investors 6.50 Pfd F		PFD			948741889	2692	109425	SH	Sole
Weingarten Realty Investors 6.95 Pfd E		PFD			948741608	339	13600	SH	Sole
Zion Bancorporation 11 Pfd E			PFD			989701875	920	34050	SH	Sole
Zion Cap Trust 8 Pfd B				PFD			989703202	1000	40050	SH	Sole